Submission	Mar. 10, 2026
Submission [Line Items]
Central Index Key	0000876343
Registrant Name	Lineage Cell Therapeutics, Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A